Business Segment Information (Components of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ 11,487	¥ 9,637	¥ (2,999)
Depreciation and amortization	390,693	416,642	374,026
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	23,217	27,617	31,049
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	367,476	389,025	342,977
Operating Segments | Game & Network Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	0
Depreciation and amortization	38,707	29,135	29,023
Operating Segments | Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	570	4,239	(6,915)
Depreciation and amortization	30,666	29,137	21,259
Operating Segments | Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	123	(629)	106
Depreciation and amortization	19,330	21,665	24,081
Operating Segments | Electronics Products & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(36)	136	(38)
Depreciation and amortization	62,145	63,291	61,749
Operating Segments | Imaging & Sensing Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(123)	0
Depreciation and amortization	152,380	134,035	110,746
Operating Segments | Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	0	(104)	(682)
Depreciation and amortization	59,885	106,667	91,179
Operating Segments | All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	10,953	5,995	4,530
Depreciation and amortization	¥ 4,363	¥ 5,095	¥ 4,940